TAXATION (Tables)	9 Months Ended
Mar. 31, 2025
TAXATION
Schedule of current tax

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Current tax expense	7,949	(3,171,273)	(4,855,387)	(7,016,611)
Deferred tax	3,998,105	4,127,105	10,326,942	(789,984)
	4,006,054	955,832	5,471,555	(7,806,595)

Schedule of net deferred tax

	03/31/2025	03/31/2024
Beginning of the period deferred tax	(25,296,931)	(28,472,383)
Charge for the period	10,326,942	(789,984)
Conversion difference	(1,546,151)	(468,228)
Total net deferred tax	(16,516,140)	(29,730,595)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Earning before income tax-rate	(5,597,118)	8,821,477	(12,655,431)	16,143,941
Income tax expense by applying tax rate in force in the respective countries	3,328,864	1,313,433	5,711,207	(4,121,315)
Share of profit or loss of subsidiaries, joint ventures and associates	(323,076)	284,085	(338,839)	1,503,115
Stock options charge	(62,218)	(768,706)	(196,064)	(2,257,743)
Non-deductible expenses	(625,447)	(280,942)	(1,567,793)	(397,162)
Tax inflation adjustment	1,258,094	1,262,484	2,758,917	8,722,532
Result of inflation effect on monetary items and other finance results	429,837	(255,563)	(895,873)	(11,256,022)
Others	—	(598,959)	—	—
Income tax expenses	4,006,054	955,832	5,471,555	(7,806,595)

Schedule of income tax expense calculated by applying the tax rate in force

	Nine-month period ended
	March 31, 2025			March 31, 2024
		Weight average			Weight average
	Earning before	applicable tax		Earning before	applicable tax
Tax jurisdiction	income tax-rate	rate	Income tax	income tax-rate	rate	Income tax
Low or null taxation jurisdictions	13,000,792	0.0%	—	9,509,610	0.0%	—
Profit-making entities	7,503,296	36.3%	(2,723,832)	31,083,400	34.0%	(10,583,572)
Loss-making entities	(33,159,519)	25.4%	8,435,039	(24,449,069)	26.4%	6,462,257
	(12,655,431)		5,711,207	16,143,941		(4,121,315)

	Three-month period ended
	March 31, 2025			March 31, 2024
		Weight average			Weight average
	Earning before	applicable tax		Earning before	applicable tax
Tax jurisdiction	income tax-rate	rate	Income tax	income tax-rate	rate	Income tax
Low or null taxation jurisdictions	6,305,436	0.0%	—	14,565,728	0.0%	—
Profit-making entities	(2,880,223)	31.7%	913,894	4,270,143	36.9%	(1,575,778)
Loss-making entities	(9,022,331)	26.8%	2,414,970	(10,014,394)	28.9%	2,889,211
	(5,597,118)		3,328,864	8,821,477		1,313,433